SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Year-End Spot Rate : US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.9931	7.1636	7.2993
Average Rate : US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.1235	7.2143	7.1767